Document and Entity Information - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2021
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-38203
Entity Registrant Name	RYB Education, Inc.
Entity Central Index Key	0001708441
Entity Address, Address Line One	4/F, No. 29 Building
Entity Address, Address Line Two	Fangguyuan Section 1
Entity Address, Address Line Three	Fangzhuang
Entity Incorporation, State or Country Code	E9
Entity Address, City or Town	Beijing
Entity Address, Postal Zip Code	100078
Entity Address, Country	CN
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Document Accounting Standard	U.S. GAAP
Entity Well-known Seasoned Issuer	No
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Entity Shell Company	false
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Auditor Name	Friedman LLP	KPMG Huazhen LLP	Deloitte Touche Tohmatsu Certified Public Accountants LLP
Auditor Firm ID	711	1186	1113
Auditor Location	New York, New York	Beijing, China	Beijing, the People’s Republic of China
Business Contact [Member]
Document Information [Line Items]
Entity Address, Address Line One	4/F, No. 29 Building
Entity Address, Address Line Two	Fangguyuan Section 1
Entity Address, Address Line Three	Fangzhuang
Entity Address, City or Town	Beijing
Entity Address, Postal Zip Code	100078
Entity Address, Country	CN
Contact Personnel Name	Hao Gu
City Area Code	86 10
Local Phone Number	8767 5611
Contact Personnel Email Address	guhao@rybbaby.com
ADR
Document Information [Line Items]
Title of 12(b) Security	American depositary shares
Trading Symbol	RYB
Security Exchange Name	NYSE
Common stock
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	28,035,934
Class A Ordinary Shares
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	21,086,793
Class B Ordinary Shares
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	6,949,141